Financial instruments and risk management - Commodity price risk - Narrative (Details) - Commodity price risk	12 Months Ended
Jun. 30, 2021
Disclosure of detailed information about financial instruments [line items]
Maximum commodity exposure value at risk	0.75%
Maximum hedging period (in months)	24 months